EQUITY - Narrative (Details) € / shares in Units, € in Thousands						12 Months Ended
	Apr. 16, 2020 EUR (€) € / shares	Mar. 17, 2020 EUR (€) shares	Mar. 16, 2020 shares	Apr. 12, 2019 EUR (€) € / shares	Apr. 13, 2018 EUR (€) € / shares	Dec. 31, 2020 EUR (€) shares vote € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Disclosure of reserves within equity [line items]
Equity						€ 1,789,204	€ 1,487,288	€ 1,353,839	€ 783,936
Number of votes held for each common share under loyalty voting structure | vote						2
Required holding period of special voting shares in order to participate in program						3 years
Number of votes that can be exercised for each voting share | vote						1
Share premium reserve						€ 5,768,544	5,768,544
Legal reserve						19	65
Reserve of share-based payments						43,482	46,539
Cash distribution paid (in Euro per share) | € / shares	€ 1.13			€ 1.03	€ 0.71
Cash distribution of reserves	€ 208,765			€ 193,328	€ 133,939
Dividends paid to equity holders of parent, classified as financing activities						208,100	192,664	133,095
Gains/(Losses) on remeasurement of defined benefit plans						34	(2,078)	385
Payments from changes in ownership interests in subsidiaries that do not result in loss of control						€ 129,793	€ 386,749	€ 100,093
PSUs
Disclosure of reserves within equity [line items]
Number of outstanding awards that had vested (Shares) | shares						230,592	230,000	0
RSUs
Disclosure of reserves within equity [line items]
Number of outstanding awards that had vested (Shares) | shares						50,402	40,000	0
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						193,923,499	193,923,499
Increase (decrease) in number of shares outstanding | shares						(819,483)	(2,907,702)
Common Shares | Share Repurchase Program
Disclosure of reserves within equity [line items]
Consideration paid to repurchase shares						€ 119,771	€ 386,094
Common Shares | 2017 Equity Incentive Plan
Disclosure of reserves within equity [line items]
Consideration paid to repurchase shares		€ 10,022
Increase (decrease) in number of shares outstanding | shares		(82,149)	366,199
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						63,349,112	63,349,111
Increase (decrease) in number of shares outstanding | shares						1	6,854,047
Share capital
Disclosure of reserves within equity [line items]
Equity						€ 2,573	€ 2,573	€ 2,504	€ 2,504
Nominal value of shares (in Euros per share) | € / shares						€ 0.01	€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Treasury reserve						€ 616,629	€ 486,892
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						9,175,609	8,640,176
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						2,190	2,190
FFS
Disclosure of reserves within equity [line items]
Gains/(Losses) on remeasurement of defined benefit plans						€ 4	€ (3)
Ownership interest (percent)						49.90%